Financial Instruments and Risk Management (Details) - Schedule of foreign currency risk - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Foreign Currency Risk Abstract
Cash	$ 179,383	$ 162,135
Accounts payable and accrued liabilities	(48,442)	(142,726)
Total	$ 130,941	$ 19,409